FEDERATED MANAGED ALLOCATION PORTFOLIOS
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                February 2, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust")
             Federated Balanced Allocation Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 1, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 27 on January 30, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                   Very truly yours,


                                                   /s/ Andrew P. Cross
                                                   Andrew P. Cross
                                                   Assistant Secretary